LONG SERVICE AWARDS ("LSA") PROVISIONS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2023 USD ($)
LONG SERVICE AWARDS ("LSA") PROVISIONS
Long service award provisions	Rp 1,153	Rp 1,031		$ 75
Long service award expense	Rp 289	Rp 92	Rp 153